Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (121,888)	$ (100,430)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,773	6,354
Non-cash share-based compensation	8,599	2,112
Non-cash interest expense	5,427	0
Foreign exchange differences	10,537	0
Loss on termination of operating lease	0	12
Loss on disposal of fixed assets and intangible assets	0	672
Deferred income tax	(587)	348
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(20,809)	(22,749)
Prepaid expenses and other non-current assets	301	355
Long-term deposits	(5)	811
Accounts payable	(87)	(783)
Accrued expenses and other liabilities	15,469	2,883
Current and non-current operating lease liabilities, net of operating lease right of use assets	(472)	1,712
Net cash used in operating activities	(97,742)	(108,703)
Cash flows from investing activities:
Purchases of property and equipment	(10,208)	(7,272)
Net cash used in investing activities	(10,208)	(7,272)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares	0	136,522
Proceeds from the exercise of share options	117	126
Payments of equity issuance costs	(16)	0
Net cash provided by financing activities	101	136,648
Effect of exchange rate changes on cash and restricted cash	(39,459)	(1,488)
Net (decrease) increase in cash and restricted cash	(147,308)	19,185
Cash and restricted cash, beginning of period	310,676	154,085
Cash and restricted cash, end of period	163,368	173,270
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	1,219	1,004
Right of use assets obtained in exchange for operating lease liabilities	57	28,517
Capitalized implementation costs included in accrued expenses	31	11
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Cash	163,053	173,060
Restricted cash	315	210
Total cash and restricted cash	$ 163,368	$ 173,270